SIGNIFICANT ACCOUNTING POLICIES (Details 8)	12 Months Ended
Dec. 31, 2018
Consumer [member]
Disclosure of Significant Accounting Policies [Line Items]
Loans Write off, Delinquency Conditions	180 days, 450 days for vehicles in GAH, 720 days for loans with mortgage guarantee in Banco Agricola
Commercial [Member]
Disclosure of Significant Accounting Policies [Line Items]
Loans Write off, Delinquency Conditions	360 days
Small Business Loan [Member]
Disclosure of Significant Accounting Policies [Line Items]
Loans Write off, Delinquency Conditions	180 days, 720 days for loans with guarantee in Banistmo
Mortgage [member]
Disclosure of Significant Accounting Policies [Line Items]
Loans Write off, Delinquency Conditions	For Banistmo and Banco Agrícola from 720 days. GAH 1440 days.